Loans (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 6,686,244	[1]	$ 6,148,298	[1]
Argentina [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	184,882		189,828
Bolivia [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,000		0
Brazil [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,971,776		1,708,592
Chile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	157,309		490,869
Colombia [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	726,085		701,577
Costa Rica [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	320,832		410,295
Dominican Republic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	243,038		190,589
Ecuador [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	120,010		126,001
El Salvador [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	115,830		123,076
France [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,000		101,006
Germany [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	100,000		0
Guatemala [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	262,733		199,873
Honduras [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	93,008		73,524
Jamaica [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,512		60,784
Mexico [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	868,045		517,278
NETHERLANDS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,455		14,867
Nicaragua [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	7,856		7,823
Panama [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	320,758		223,505
Paraguay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	132,479		102,244
Peru [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	589,724		580,881
Switzerland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	50,000		0
TRINIDAD AND TOBAGO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	165,042		142,642
United States [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	55,370		28,283
Uruguay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 159,500		$ 154,761

[1]	Current ratings as of December 31, 2014 and 2013, respectively.